OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2022	2021

Employees and payroll accruals	$1,696	$2,807
Accrued expenses	1,365	6,173
Government authorities	529	2,090
Uncertain tax positions	1,053	2,003
Others	106	130

	$4,749	$13,203